Summary of significant accounting policies and basis of presentation - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2015
Computer hardware | Minimum
Property and equipment, net
Amortization Periods	3 years
Computer hardware | Maximum
Property and equipment, net
Amortization Periods	5 years
Computer software | Minimum
Property and equipment, net
Amortization Periods	2 years
Computer software | Maximum
Property and equipment, net
Amortization Periods	5 years
Furniture and fixtures | Minimum
Property and equipment, net
Amortization Periods	2 years
Furniture and fixtures | Maximum
Property and equipment, net
Amortization Periods	5 years